Short-Term and Long-Term Debt (Schedule of Long Term Debt Repayment) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Debt Instrument [Line Items]
2017	¥ 858,090
2018	759,484
2019	612,900
2020	400,214
2021	441,672
Thereafter	868,546
Total	¥ 3,940,906	¥ 4,132,945